EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Equity	$ 166,636	$ 166,194	$ 161,645
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,088	$ 4,090